Distribution Date:	08/17/26	UBS Commercial Mortgage Trust 2019-C16
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-C16

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24-25				trustadministrationgroup@computershare.com
Modified Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276YAA1	2.738700%	18,368,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276YAB9	3.440000%	78,496,000.00	8,217,600.16	0.00	23,557.12	0.00	0.00	23,557.12	8,217,600.16	35.18%	30.00%
A-SB	90276YAC7	3.460300%	36,080,000.00	19,653,983.97	545,370.54	56,673.90	0.00	0.00	602,044.44	19,108,613.43	35.18%	30.00%
A-3	90276YAD5	3.343600%	140,000,000.00	140,000,000.00	0.00	390,086.67	0.00	0.00	390,086.67	140,000,000.00	35.18%	30.00%
A-4	90276YAE3	3.604800%	204,926,000.00	204,926,000.00	0.00	615,597.70	0.00	0.00	615,597.70	204,926,000.00	35.18%	30.00%
A-S	90276YAH6	3.887200%	75,094,000.00	75,094,000.00	0.00	243,254.50	0.00	0.00	243,254.50	75,094,000.00	22.11%	19.00%
B	90276YAJ2	4.320100%	30,720,000.00	30,720,000.00	0.00	110,594.56	0.00	0.00	110,594.56	30,720,000.00	16.76%	14.50%
C	90276YAK9	4.923300%	20,439,000.00	20,439,000.00	0.00	83,856.11	0.00	0.00	83,856.11	20,439,000.00	13.20%	11.51%
D	90276YAN3	5.178907%	10,240,000.00	10,240,000.00	0.00	44,193.34	0.00	0.00	44,193.34	10,240,000.00	11.42%	10.01%
D-RR	90276YAQ6	5.178907%	13,695,000.00	13,695,000.00	0.00	59,104.27	0.00	0.00	59,104.27	13,695,000.00	9.03%	8.00%
E-RR	90276YAS2	5.178907%	10,240,000.00	10,240,000.00	0.00	44,193.34	0.00	0.00	44,193.34	10,240,000.00	7.25%	6.50%
F-RR	90276YAU7	5.178907%	6,827,000.00	6,827,000.00	0.00	29,463.66	0.00	0.00	29,463.66	6,827,000.00	6.06%	5.50%
G-RR	90276YAW3	5.178907%	8,533,000.00	8,533,000.00	0.00	36,826.34	0.00	0.00	36,826.34	8,533,000.00	4.58%	4.25%
H-RR	90276YAY9	5.178907%	6,827,000.00	6,827,000.00	0.00	29,463.66	0.00	0.00	29,463.66	6,827,000.00	3.39%	3.25%
NR-RR*	90276YBA0	5.178907%	22,187,051.00	19,449,592.68	0.00	41,328.33	0.00	0.00	41,328.33	19,449,592.68	0.00%	0.00%
Z	90276YBC6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276YBE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			682,672,051.00	574,862,176.81	545,370.54	1,808,193.50	0.00	0.00	2,353,564.04	574,316,806.27

X-A	90276YAF0	1.683448%	477,870,000.00	372,797,584.13	0.00	522,987.89	0.00	0.00	522,987.89	372,252,213.59
X-B	90276YAG8	1.018640%	126,253,000.00	126,253,000.00	0.00	107,171.94	0.00	0.00	107,171.94	126,253,000.00
Notional SubTotal			604,123,000.00	499,050,584.13	0.00	630,159.83	0.00	0.00	630,159.83	498,505,213.59

Deal Distribution Total					545,370.54	2,438,353.33	0.00	0.00	2,983,723.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276YAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276YAB9	104.68813901	0.00000000	0.30010599	0.00000000	0.00000000	0.00000000	0.00000000	0.30010599	104.68813901
A-SB	90276YAC7	544.73348032	15.11559146	1.57078437	0.00000000	0.00000000	0.00000000	0.00000000	16.68637583	529.61788886
A-3	90276YAD5	1,000.00000000	0.00000000	2.78633336	0.00000000	0.00000000	0.00000000	0.00000000	2.78633336	1,000.00000000
A-4	90276YAE3	1,000.00000000	0.00000000	3.00399998	0.00000000	0.00000000	0.00000000	0.00000000	3.00399998	1,000.00000000
A-S	90276YAH6	1,000.00000000	0.00000000	3.23933337	0.00000000	0.00000000	0.00000000	0.00000000	3.23933337	1,000.00000000
B	90276YAJ2	1,000.00000000	0.00000000	3.60008333	0.00000000	0.00000000	0.00000000	0.00000000	3.60008333	1,000.00000000
C	90276YAK9	1,000.00000000	0.00000000	4.10275013	0.00000000	0.00000000	0.00000000	0.00000000	4.10275013	1,000.00000000
D	90276YAN3	1,000.00000000	0.00000000	4.31575586	0.00000000	0.00000000	0.00000000	0.00000000	4.31575586	1,000.00000000
D-RR	90276YAQ6	1,000.00000000	0.00000000	4.31575539	0.00000000	0.00000000	0.00000000	0.00000000	4.31575539	1,000.00000000
E-RR	90276YAS2	1,000.00000000	0.00000000	4.31575586	0.00000000	0.00000000	0.00000000	0.00000000	4.31575586	1,000.00000000
F-RR	90276YAU7	1,000.00000000	0.00000000	4.31575509	0.00000000	0.00000000	0.00000000	0.00000000	4.31575509	1,000.00000000
G-RR	90276YAW3	1,000.00000000	0.00000000	4.31575530	0.00000000	0.00000000	0.00000000	0.00000000	4.31575530	1,000.00000000
H-RR	90276YAY9	1,000.00000000	0.00000000	4.31575509	0.00000000	0.00000000	0.00000000	0.00000000	4.31575509	1,000.00000000
NR-RR	90276YBA0	876.61910003	0.00000000	1.86272299	1.92055087	39.61996482	0.00000000	0.00000000	1.86272299	876.61910003
Z	90276YBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276YBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276YAF0	780.12343133	0.00000000	1.09441457	0.00000000	0.00000000	0.00000000	0.00000000	1.09441457	778.98217840
X-B	90276YAG8	1,000.00000000	0.00000000	0.84886648	0.00000000	0.00000000	0.00000000	0.00000000	0.84886648	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	23,557.12	0.00	23,557.12	0.00	0.00	0.00	23,557.12	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	56,673.90	0.00	56,673.90	0.00	0.00	0.00	56,673.90	0.00
A-3	07/01/26 - 07/30/26	30	0.00	390,086.67	0.00	390,086.67	0.00	0.00	0.00	390,086.67	0.00
A-4	07/01/26 - 07/30/26	30	0.00	615,597.70	0.00	615,597.70	0.00	0.00	0.00	615,597.70	0.00
X-A	07/01/26 - 07/30/26	30	0.00	522,987.89	0.00	522,987.89	0.00	0.00	0.00	522,987.89	0.00
X-B	07/01/26 - 07/30/26	30	0.00	107,171.94	0.00	107,171.94	0.00	0.00	0.00	107,171.94	0.00
A-S	07/01/26 - 07/30/26	30	0.00	243,254.50	0.00	243,254.50	0.00	0.00	0.00	243,254.50	0.00
B	07/01/26 - 07/30/26	30	0.00	110,594.56	0.00	110,594.56	0.00	0.00	0.00	110,594.56	0.00
C	07/01/26 - 07/30/26	30	0.00	83,856.11	0.00	83,856.11	0.00	0.00	0.00	83,856.11	0.00
D	07/01/26 - 07/30/26	30	0.00	44,193.34	0.00	44,193.34	0.00	0.00	0.00	44,193.34	0.00
D-RR	07/01/26 - 07/30/26	30	0.00	59,104.27	0.00	59,104.27	0.00	0.00	0.00	59,104.27	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	44,193.34	0.00	44,193.34	0.00	0.00	0.00	44,193.34	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	29,463.66	0.00	29,463.66	0.00	0.00	0.00	29,463.66	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	36,826.34	0.00	36,826.34	0.00	0.00	0.00	36,826.34	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	29,463.66	0.00	29,463.66	0.00	0.00	0.00	29,463.66	0.00
NR-RR	07/01/26 - 07/30/26	30	832,844.47	83,939.69	0.00	83,939.69	42,611.36	0.00	0.00	41,328.33	879,050.18
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			832,844.47	2,480,964.69	0.00	2,480,964.69	42,611.36	0.00	0.00	2,438,353.33	879,050.18

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	2,983,723.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,489,190.36	Master Servicing Fee	1,560.73
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,075.94
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	247.51
ARD Interest	0.00	Operating Advisor Fee	1,158.35
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	183.16
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,489,190.36	Total Fees	8,225.68

Principal		Expenses/Reimbursements
Scheduled Principal	545,370.54	Reimbursement for Interest on Advances	17.24
Unscheduled Principal Collections		ASER Amount	19,618.88
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	22,975.24
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	545,370.54	Total Expenses/Reimbursements	42,611.36

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,438,353.33
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	545,370.54
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,983,723.87
Total Funds Collected	3,034,560.90	Total Funds Distributed	3,034,560.91

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	574,862,176.81	574,862,176.81	Beginning Certificate Balance	574,862,176.81
(-) Scheduled Principal Collections	545,370.54	545,370.54	(-) Principal Distributions	545,370.54
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	574,316,806.27	574,316,806.27	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	575,312,104.01	575,312,104.01	Ending Certificate Balance	574,316,806.27
Ending Actual Collateral Balance	574,788,335.13	574,788,335.13

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	514,500.76	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	751,707.19	0.00	Net WAC Rate	5.18%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	77,624,754.34	13.52%	31	5.2314	NAP	Defeased	9	77,624,754.34	13.52%	31	5.2314	NAP
4,000,000 or less	12	28,265,128.51	4.92%	27	5.1079	1.754314	1.30 or less	14	106,836,253.03	18.60%	31	5.1214	0.911636
4,000,001 to 9,000,000	17	109,340,072.72	19.04%	28	5.1901	1.745098	1.31 to 1.40	7	78,720,884.54	13.71%	30	5.1081	1.349462
9,000,001 to 14,000,000	8	82,491,294.24	14.36%	23	4.9172	1.878028	1.41 to 1.50	3	36,148,115.16	6.29%	30	4.9803	1.458452
14,000,001 to 19,000,000	5	85,433,730.88	14.88%	30	5.1991	1.458629	1.51 to 1.60	2	24,459,593.17	4.26%	30	5.5670	1.552961
19,000,001 to 24,000,000	5	106,915,024.70	18.62%	31	4.6361	2.359824	1.61 to 1.70	2	8,625,252.39	1.50%	31	4.7096	1.650000
24,000,001 to 29,000,000	2	54,246,800.88	9.45%	30	5.2972	1.613784	1.71 to 1.80	3	18,289,079.71	3.18%	31	5.3657	1.720890
29,000,001 to 34,000,000	1	30,000,000.00	5.22%	(30)	4.5680	3.870000	1.81 to 1.90	1	25,930,384.98	4.51%	31	5.3050	1.880000
34,000,001 to 44,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
44,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.20	3	19,817,177.22	3.45%	31	5.2472	2.031410
Totals	59	574,316,806.27	100.00%	25	5.0283	1.905362	2.21 to 2.40	2	15,102,551.50	2.63%	29	5.0487	2.220000
							2.41 or greater	13	162,762,760.23	28.34%	13	4.6677	3.153700
							Totals	59	574,316,806.27	100.00%	25	5.0283	1.905362
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	77,624,754.34	13.52%	31	5.2314	NAP
							Defeased	11	77,624,754.34	13.52%	31	5.2314	NAP
California	4	45,289,282.66	7.89%	29	5.3599	1.406004
							Industrial	15	33,518,047.29	5.84%	32	4.8387	0.956856
Colorado	1	2,978,518.39	0.52%	31	5.3250	2.440000
							Lodging	5	31,195,801.64	5.43%	31	5.6196	1.287506
Florida	3	32,179,084.01	5.60%	30	5.2103	2.675368
							Mixed Use	1	19,000,000.00	3.31%	31	4.3450	1.280000
Georgia	4	16,073,761.99	2.80%	30	5.1554	2.149203
							Multi-Family	18	104,363,779.85	18.17%	31	4.9375	1.981856
Hawaii	186	22,999,999.95	4.00%	30	4.3100	2.830000
							Office	4	119,305,911.91	20.77%	6	4.9658	2.681758
Illinois	2	10,435,830.00	1.82%	30	5.1000	1.277479
							Other	178	21,793,357.26	3.79%	30	4.3100	2.830000
Indiana	2	4,906,330.44	0.85%	31	5.3050	1.880000
							Retail	20	167,515,152.75	29.17%	30	5.1340	1.736320
Louisiana	5	16,725,025.42	2.91%	31	5.5900	0.710000
							Totals	252	574,316,806.27	100.00%	25	5.0283	1.905362
Michigan	3	20,300,998.49	3.53%	31	5.2827	1.621243

Minnesota	1	896,000.00	0.16%	31	6.1600	1.230000

Mississippi	6	28,944,607.65	5.04%	32	4.8000	0.790000

Missouri	2	1,693,500.00	0.29%	31	6.1146	1.237136

New Jersey	1	22,500,000.00	3.92%	31	4.8000	1.470000

New York	3	33,750,000.00	5.88%	31	4.8184	1.497363

North Carolina	1	4,763,498.36	0.83%	31	5.6440	1.050000

Ohio	4	21,314,707.96	3.71%	31	5.3186	1.707748

Pennsylvania	2	32,768,212.45	5.71%	31	4.6497	1.716061

Texas	7	118,755,733.62	20.68%	7	4.7449	3.032849

Virginia	3	54,447,661.90	9.48%	29	5.2701	1.433004

Wisconsin	1	4,969,297.41	0.87%	32	5.0350	1.280000

Totals	252	574,316,806.27	100.00%	25	5.0283	1.905362

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	77,624,754.34	13.52%	31	5.2314	NAP	Defeased	9	77,624,754.34	13.52%	31	5.2314	NAP
	4.5000% or less	5	78,000,000.00	13.58%	31	4.3059	2.521667	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7000%	8	83,417,744.96	14.52%	(3)	4.6015	2.926763	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7001% to 4.9000%	7	59,319,505.27	10.33%	31	4.7994	1.179688	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.9001% to 5.1000%	5	26,361,599.36	4.59%	30	5.0297	1.705847	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.1001% to 5.3000%	7	96,208,545.61	16.75%	30	5.2216	1.928331	49 months or greater	50	496,692,051.93	86.48%	25	4.9965	1.964749
	5.3001% to 5.5000%	10	108,005,379.46	18.81%	30	5.3947	1.810554	Totals	59	574,316,806.27	100.00%	25	5.0283	1.905362
	5.5001% to 5.7000%	3	24,950,474.77	4.34%	31	5.6156	0.729124
	5.7001% or greater	5	20,428,802.50	3.56%	31	5.8551	1.019666
	Totals	59	574,316,806.27	100.00%	25	5.0283	1.905362
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	77,624,754.34	13.52%	31	5.2314	NAP	Defeased	9	77,624,754.34	13.52%	31	5.2314	NAP
	114 months or less	50	496,692,051.93	86.48%	25	4.9965	1.964749	Interest Only	17	205,104,500.00	35.71%	17	4.7135	2.723930
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	33	291,587,551.93	50.77%	30	5.1956	1.430737
	Totals	59	574,316,806.27	100.00%	25	5.0283	1.905362	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	59	574,316,806.27	100.00%	25	5.0283	1.905362
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	77,624,754.34	13.52%	31	5.2314	NAP			No outstanding loans in this group
Underwriter's Information		5	55,593,000.78	9.68%	(21)	4.6657	3.587137
	12 months or less	45	441,099,051.15	76.80%	30	5.0382	1.760275
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	574,316,806.27	100.00%	25	5.0283	1.905362
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30502206	OF	Addison	TX	Actual/360	4.568%	19,667.78	0.00	0.00	N/A	02/06/24	--	5,000,000.00	5,000,000.00	03/06/24
1A23	30502695				Actual/360	4.568%	7,867.11	0.00	0.00	N/A	02/06/24	--	2,000,000.00	2,000,000.00	03/06/24
1A4	30502214				Actual/360	4.568%	39,335.56	0.00	0.00	N/A	02/06/24	--	10,000,000.00	10,000,000.00	03/06/24
1A7	30502217				Actual/360	4.568%	118,006.67	0.00	0.00	N/A	02/06/24	--	30,000,000.00	30,000,000.00	03/06/24
2A1	30315912	OF	Norfolk	VA	Actual/360	5.290%	129,167.61	39,178.93	0.00	N/A	01/06/29	--	28,355,594.83	28,316,415.90	08/06/26
2A2A	30315913				Actual/360	5.290%	66,605.37	20,202.65	0.00	N/A	01/06/29	--	14,621,583.38	14,601,380.73	08/06/26
3A1	30502401	MF	Austin	TX	Actual/360	4.283%	73,756.41	0.00	0.00	N/A	03/06/29	--	20,000,000.00	20,000,000.00	08/06/26
3A2	30502402				Actual/360	4.283%	36,878.20	0.00	0.00	N/A	03/06/29	--	10,000,000.00	10,000,000.00	08/06/26
3A3	30502403				Actual/360	4.283%	22,126.92	0.00	0.00	N/A	03/06/29	--	6,000,000.00	6,000,000.00	08/06/26
4A1	30502459	IN	Various	MS	Actual/360	4.800%	37,813.08	14,653.46	0.00	N/A	04/06/29	--	9,148,325.80	9,133,672.34	08/06/26
4A2	30502460				Actual/360	4.800%	37,813.08	14,653.46	0.00	N/A	04/06/29	--	9,148,325.80	9,133,672.34	08/06/26
4A3	30502461				Actual/360	4.800%	37,813.08	14,653.46	0.00	N/A	04/06/29	--	9,148,325.80	9,133,672.34	08/06/26
4A4	30502464				Actual/360	4.800%	6,390.42	2,476.41	0.00	N/A	04/06/29	--	1,546,068.15	1,543,591.74	08/06/26
6	30502538	MF	Various	Various	Actual/360	5.305%	118,628.88	38,054.60	0.00	N/A	03/06/29	--	25,968,439.58	25,930,384.98	08/06/26
8	30502488	Various Honolulu		HI	Actual/360	4.310%	85,361.94	0.00	0.00	N/A	02/07/29	--	23,000,000.00	23,000,000.00	08/07/26
9A2	30502363	RT	Pittsburgh	PA	Actual/360	4.649%	77,175.90	25,945.47	0.00	N/A	03/06/29	--	19,275,970.17	19,250,024.70	08/06/26
9A72	30502540				Actual/360	4.649%	11,576.39	3,891.81	0.00	N/A	03/06/29	--	2,891,395.70	2,887,503.89	08/06/26
10	30315915	RT	South Plainfield	NJ	Actual/360	4.800%	93,000.00	0.00	0.00	N/A	03/06/29	--	22,500,000.00	22,500,000.00	08/06/26
11	30502233	OF	West Palm Beach	FL	Actual/360	5.115%	97,637.13	0.00	0.00	N/A	02/06/29	--	22,165,000.00	22,165,000.00	08/06/26
12	30315916	SS	Various	UT	Actual/360	5.510%	84,155.71	24,980.27	0.00	N/A	03/06/29	--	17,736,699.79	17,711,719.52	08/06/26
13	30315917	MU	New York	NY	Actual/360	4.345%	71,089.03	0.00	0.00	N/A	03/05/29	--	19,000,000.00	19,000,000.00	08/05/26
14	30502004	RT	Orangevale	CA	Actual/360	5.410%	79,337.54	22,974.70	0.00	N/A	01/06/29	--	17,030,299.43	17,007,324.73	08/06/26
15	30502030	RT	Kyle	TX	Actual/360	5.463%	85,146.93	0.00	0.00	N/A	01/06/29	--	18,100,000.00	18,100,000.00	08/06/26
16	30315918	MF	Baton Rouge	LA	Actual/360	5.590%	80,611.08	21,462.76	0.00	N/A	03/06/29	--	16,746,488.18	16,725,025.42	12/06/24
17	30502005	RT	Windsor	CA	Actual/360	5.440%	59,965.63	17,165.51	0.00	N/A	01/06/29	--	12,801,012.58	12,783,847.07	08/06/26
18	30502457	LO	Detroit	MI	Actual/360	5.706%	57,460.28	18,621.99	0.00	N/A	03/06/29	--	11,694,368.09	11,675,746.10	08/06/26
19	30315919	RT	San Antonio	TX	Actual/360	4.800%	53,733.33	0.00	0.00	N/A	03/06/29	--	13,000,000.00	13,000,000.00	08/06/26
20	30315920	MF	Alexander	AR	Actual/360	5.320%	57,660.79	14,690.36	0.00	N/A	03/01/29	--	12,586,637.88	12,571,947.52	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	30502308	RT	Mechanicsburg	PA	Actual/360	4.650%	42,649.18	20,516.33	0.00	N/A	02/06/29	--	10,651,200.38	10,630,684.05	08/06/26
22	30502187	RT	West Palm Beach	FL	Actual/360	5.300%	32,038.73	11,275.03	0.00	N/A	01/06/29	--	7,020,050.38	7,008,775.35	08/06/26
23	30502188	RT	West Palm Beach	FL	Actual/360	5.300%	16,840.87	5,926.62	0.00	N/A	01/06/29	--	3,690,026.38	3,684,099.76	08/06/26
24	30315921	LO	Various	TX	Actual/360	5.200%	38,544.69	14,993.62	0.00	N/A	03/01/29	--	8,607,994.40	8,593,000.78	06/01/26
25	30502181	RT	Hopewell	VA	Actual/360	4.980%	34,661.49	14,827.95	0.00	N/A	01/06/29	--	8,082,742.11	8,067,914.16	08/06/26
26	30315922	SS	Various	Various	Actual/360	5.310%	38,509.66	11,523.66	0.00	N/A	02/06/29	--	8,422,014.34	8,410,490.68	08/06/26
27	30502474	RT	Elk Grove	CA	Actual/360	5.300%	37,821.64	12,155.78	0.00	N/A	03/06/29	--	8,287,151.48	8,274,995.70	08/06/26
29	30315924	RT	New York	NY	Actual/360	5.450%	39,069.69	0.00	0.00	N/A	03/06/29	--	8,325,000.00	8,325,000.00	08/06/26
30	30502100	OF	Van Nuys	CA	Actual/360	5.168%	32,205.15	12,936.09	0.00	N/A	12/06/28	--	7,236,051.25	7,223,115.16	08/06/26
32	30315925	RT	Lawrenceville	GA	Actual/360	5.127%	31,107.57	10,829.30	0.00	N/A	01/06/29	--	7,045,466.64	7,034,637.34	08/06/26
33	30502472	MF	Gainesville	FL	Actual/360	5.450%	31,248.19	11,101.00	0.00	N/A	03/06/29	--	6,658,388.06	6,647,287.06	08/06/26
34	30315926	LO	Fort Worth	TX	Actual/360	6.022%	32,040.07	15,092.15	0.00	N/A	02/06/29	--	6,178,648.55	6,163,556.40	08/06/26
35	30315927	RT	Concord Township	OH	Actual/360	5.350%	29,717.52	9,371.44	0.00	N/A	03/06/29	--	6,450,591.72	6,441,220.28	08/06/26
36	30502281	MF	OFallon	IL	Actual/360	5.100%	28,157.99	9,848.49	0.00	N/A	02/06/29	--	6,411,687.53	6,401,839.04	08/06/26
37	30315928	RT	Woodbury	NY	Actual/360	5.400%	29,876.25	0.00	0.00	N/A	01/06/29	--	6,425,000.00	6,425,000.00	08/06/26
38	30502359	MF	Kerrville	TX	Actual/360	5.250%	23,709.11	7,766.50	0.00	N/A	03/06/29	--	5,244,411.92	5,236,645.42	08/06/26
39	30315929	MF	Detroit	MI	Actual/360	4.790%	20,561.86	9,309.62	0.00	N/A	03/06/29	--	4,985,029.69	4,975,720.07	08/06/26
40	30502408	LO	Smithfield	NC	Actual/360	5.644%	23,210.08	12,129.09	0.00	N/A	03/06/29	--	4,775,627.45	4,763,498.36	08/06/26
41	30315930	RT	Milwaukee	WI	Actual/360	5.035%	21,583.80	8,867.59	0.00	N/A	04/01/29	--	4,978,165.00	4,969,297.41	08/01/26
42	30315931	IN	Peoria	AZ	Actual/360	5.220%	22,920.42	6,082.87	0.00	N/A	03/06/29	--	5,099,091.76	5,093,008.89	08/06/26
43	30315932	OF	Springdale	AR	Actual/360	4.850%	20,524.67	6,387.61	0.00	N/A	02/06/29	--	4,914,454.81	4,908,067.20	08/06/26
44	30502282	MF	Swansea	IL	Actual/360	5.100%	17,745.31	6,687.43	0.00	N/A	02/06/29	--	4,040,678.39	4,033,990.96	08/06/26
45	30315933	MF	Wayne	MI	Actual/360	4.600%	14,484.12	7,046.94	0.00	N/A	03/06/29	--	3,656,579.26	3,649,532.32	08/06/26
47	30502084	RT	Gloucester	VA	Actual/360	5.700%	17,019.97	5,615.65	0.00	N/A	01/06/29	--	3,467,566.64	3,461,950.99	08/06/26
48	30502473	IN	Fort Lauderdale	FL	Actual/360	5.361%	15,568.74	5,677.01	0.00	N/A	04/06/29	--	3,372,473.96	3,366,796.95	08/06/26
49	30315935	RT	Centennial	CO	Actual/360	5.325%	13,681.06	5,085.06	0.00	N/A	03/06/29	--	2,983,603.45	2,978,518.39	08/06/26
50	30315936	RT	Cypress	TX	Actual/360	4.805%	12,018.13	5,410.80	0.00	N/A	03/06/29	--	2,904,587.24	2,899,176.44	08/06/26
51	30315937	RT	Marietta	GA	Actual/360	4.905%	12,222.94	5,301.07	0.00	N/A	03/06/29	--	2,893,858.86	2,888,557.79	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
52	30315938	RT	Pelican Rapids	MN	Actual/360	6.160%	4,752.78	0.00	0.00 03/06/29	03/06/34	--	896,000.00	896,000.00	07/06/26
53	30315939	RT	Bolivar	MO	Actual/360	6.100%	4,575.17	0.00	0.00 03/06/29	03/06/34	--	871,000.00	871,000.00	08/06/26
54	30315940	RT	Carthage	MO	Actual/360	6.130%	4,341.66	0.00	0.00 03/06/29	03/06/34	--	822,500.00	822,500.00	08/06/26
Totals							2,489,190.36	545,370.54	0.00			574,862,176.81	574,316,806.27
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	0.00	0.00	--	--	06/11/26	0.00	0.00	19,599.05	559,907.88	0.00	0.00
1A23	0.00	0.00	--	--	06/11/26	0.00	0.00	7,839.62	223,963.27	0.00	0.00
1A4	0.00	0.00	--	--	06/11/26	0.00	0.00	39,198.09	1,119,815.88	0.00	0.00
1A7	0.00	0.00	--	--	06/11/26	0.00	0.00	117,594.27	3,359,447.19	0.00	0.00
2A1	6,071,922.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2A	6,071,922.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	5,139,232.44	1,207,620.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	5,139,232.44	1,207,620.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	5,139,232.44	1,207,620.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	1,972,966.83	607,280.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	1,972,966.83	607,280.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	1,972,966.83	607,280.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4	1,972,966.83	607,280.83	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,558,800.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	73,460,768.32	19,020,680.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	6,709,167.03	1,747,945.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A72	6,709,167.03	1,747,945.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	385,069.96	436,304.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,580,834.94	960,989.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,059,983.35	280,519.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,639,996.52	370,237.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,405,679.27	709,632.52	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	978,633.75	27,356.33	01/01/26	03/31/26	01/12/26	4,077,532.07	315,485.97	82,224.75	1,725,274.78	843,467.64	0.00
17	1,438,060.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,550,479.25	1,611,782.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	2,065,224.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	53,419.98	107,040.12	0.00	0.00
25	1,449,332.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,076,760.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	921,897.81	951,667.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,335,349.39	2,517,805.84	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,177,854.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	939,621.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	121,739.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	709,906.37	631,148.77	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	696,376.16	620,778.92	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	515,406.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	627,774.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	489,042.75	128,271.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	538,196.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	420,534.43	371,163.15	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	481,636.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	356,266.74	36,281.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	458,863.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	570,084.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	442,996.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	553,844.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
52	68,627.44	0.00	--	--	--	0.00	0.00	4,750.85	4,750.85	0.00	0.00
53	62,900.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	69,380.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	156,079,666.46	38,222,495.54				4,077,532.07	315,485.97	324,626.60	7,100,199.97	843,467.64	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	1	8,593,000.78	0	0.00	1	16,725,025.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.028284%	5.011668%	25
07/17/26	1	8,607,994.40	0	0.00	1	16,746,488.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.028462%	5.011845%	26
06/17/26	0	0.00	0	0.00	1	16,770,439.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.028658%	5.012040%	27
05/15/26	0	0.00	0	0.00	1	16,791,684.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.028833%	5.012215%	28
04/17/26	0	0.00	0	0.00	1	16,815,426.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.029026%	5.012408%	29
03/17/26	1	8,669,766.18	0	0.00	1	16,836,456.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.029200%	5.012580%	30
02/18/26	0	0.00	0	0.00	1	16,865,204.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.029427%	5.012808%	31
01/16/26	0	0.00	0	0.00	1	16,885,995.49	0	0.00	0	0.00	0	0.00	0	0.00	1	5,975,198.94	5.029598%	5.012977%	32
12/17/25	4	29,329,914.38	0	0.00	2	24,867,637.41	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.026989%	5.010377%	34
11/18/25	0	0.00	0	0.00	2	24,890,846.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.027176%	5.010564%	35
10/20/25	4	29,423,316.24	0	0.00	2	24,911,327.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.027343%	5.010730%	36
09/17/25	0	0.00	0	0.00	2	24,934,333.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.027528%	5.010914%	37
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
1A1	30502206	03/06/24	28	5	19,599.05	559,907.88	96,739.83		5,000,000.00	09/12/23	1
1A23	30502695	03/06/24	28	5	7,839.62	223,963.27	0.00		2,000,000.00	09/12/23	1
1A4	30502214	03/06/24	28	5	39,198.09	1,119,815.88	0.00		10,000,000.00	09/12/23	1
1A7	30502217	03/06/24	28	5	117,594.27	3,359,447.19	0.00		30,000,000.00	09/12/23	1
16	30315918	12/06/24	19	6	82,224.75	1,725,274.78	921,628.16		17,165,393.72	01/22/24	6
24	30315921	06/01/26	1	1	53,419.98	107,040.12	762.59		8,624,161.34
52	30315938	07/06/26	0	B	4,750.85	4,750.85	0.00		896,000.00
Totals					324,626.60	7,100,199.97	1,019,130.58		73,685,555.06
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		47,000,000	0	47,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		524,727,306	499,409,280	25,318,026		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		2,589,500	2,589,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	574,316,806	501,998,780	8,593,001	0	63,725,025	0
Jul-26	574,862,177	502,507,694	8,607,994	0	63,746,488	0
Jun-26	575,456,671	511,686,231	0	0	63,770,440	0
May-26	575,996,944	512,205,259	0	0	63,791,685	0
Apr-26	576,586,526	512,771,099	0	0	63,815,427	0
Mar-26	577,121,746	504,615,523	8,669,766	0	63,836,457	0
Feb-26	577,810,279	513,945,074	0	0	63,865,204	0
Jan-26	578,340,024	514,454,029	0	0	63,885,995	0
Dec-25	586,828,352	485,630,800	29,329,914	0	71,867,637	0
Nov-25	587,405,509	515,514,662	0	0	71,890,846	0
Oct-25	587,927,947	486,593,303	29,423,316	0	71,911,327	0
Sep-25	588,500,345	516,566,011	0	0	71,934,334	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A1	30502206	5,000,000.00	5,000,000.00	218,000,000.00	04/16/26	20,069,448.80	3.87000	--	02/06/24	I/O
1A23	30502695	2,000,000.00	2,000,000.00	218,000,000.00	04/16/26	20,069,448.80	3.87000	--	02/06/24	I/O
1A4	30502214	10,000,000.00	10,000,000.00	218,000,000.00	04/16/26	20,069,448.80	3.87000	--	02/06/24	I/O
1A7	30502217	30,000,000.00	30,000,000.00	218,000,000.00	04/16/26	20,069,448.80	3.87000	--	02/06/24	I/O
2A1	30315912	28,316,415.90	28,316,415.90	87,000,000.00	11/08/18	5,606,136.58	1.37000	12/31/25	01/06/29	271
2A2A	30315913	14,601,380.73	14,601,380.73	87,000,000.00	11/08/18	5,606,136.58	1.37000	12/31/25	01/06/29	271
16	30315918	16,725,025.42	17,165,393.72	16,770,000.00	09/09/25	874,883.75	0.71000	12/31/25	03/06/29	271
Totals		106,642,822.05	107,083,190.35	1,062,770,000.00		92,364,952.11

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A1	30502206	OF	TX	09/12/23	1

8/11/2026 - The loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to the loan''s maturity. The loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A Receiver was appointed in May

2024. As o f May 2026, the asset was 57.75% occupied. The receiver marketed the property for sale and received several offers in early 2026. The Receiver signed a Purchase and Sale Agreement in March 2026, with closing subject to the negotiation of potential assumpt ion/extension terms. A site inspection from April 2026 found the collateral in good overall condition. The special servicer is evaluating the proposed receiver sale along with proposed assumption terms while also

	evaluating the best potential resolution.
1A23	30502695	Various	Various	09/12/23	1

8/11/2026 - The loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to the loan''s maturity. The loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A Receiver was appointed in May

2024. As o f May 2026, the asset was 57.75% occupied. The receiver marketed the property for sale and received several offers in early 2026. The Receiver signed a Purchase and Sale Agreement in March 2026, with closing subject to the negotiation of potential assumpt ion/extension terms. A site inspection from April 2026 found the collateral in good overall condition. The special servicer is evaluating the proposed receiver sale along with proposed assumption terms while also

	evaluating the best potential resolution.
1A4	30502214	Various	Various	09/12/23	1

8/11/2026 - The loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to the loan''s maturity. The loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A Receiver was appointed in May

2024. As o f May 2026, the asset was 57.75% occupied. The receiver marketed the property for sale and received several offers in early 2026. The Receiver signed a Purchase and Sale Agreement in March 2026, with closing subject to the negotiation of potential assumpt ion/extension terms. A site inspection from April 2026 found the collateral in good overall condition. The special servicer is evaluating the proposed receiver sale along with proposed assumption terms while also

	evaluating the best potential resolution.
1A7	30502217	Various	Various	09/12/23	1

8/11/2026 - The loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to the loan''s maturity. The loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. A Receiver was appointed in May

2024. As o f May 2026, the asset was 57.75% occupied. The receiver marketed the property for sale and received several offers in early 2026. The Receiver signed a Purchase and Sale Agreement in March 2026, with closing subject to the negotiation of potential assumpt ion/extension terms. A site inspection from April 2026 found the collateral in good overall condition. The special servicer is evaluating the proposed receiver sale along with proposed assumption terms while also

	evaluating the best potential resolution.
2A1	30315912	OF	VA	05/08/26	2

08/06/2026 - The Loan is in a Cash Trap. Borrower continues to try to lease the Property (currently 66.76% occupied) to improve cash flow. Borrower is not allowed by the documents to utilize funds in the Excess Cash Reserve to pay for CapEx at the Prope rty. The 700-ton cooling tower at the Property is inoperable and needs $255K of repairs. The property is currently being cooled by only a single smaller unit. Borrower previously requested a one-time emergency waiver (that was granted and allowed to be funded from Excess Cash) to repair the high-rise elevator that was at risk of being red-flagged by the City of Norfolk. Borrower refuses to fund needed CapEx out-of-pocket. Lender will consider all available legal

	remedies to avoid waste at the Propert y and maximize value while preserving the collateral.
2A2A	30315913	Various	Various	05/08/26	2

08/06/2026 - The Loan is in a Cash Trap. Borrower continues to try to lease the Property (currently 66.76% occupied) to improve cash flow. Borrower is not allowed by the documents to utilize funds in the Excess Cash Reserve to pay for CapEx at the Prope rty. The 700-ton cooling tower at the Property is inoperable and needs $255K of repairs. The property is currently being cooled by only a single smaller unit. Borrower previously requested a one-time emergency waiver (that was granted and allowed to be funded from Excess Cash) to repair the high-rise elevator that was at risk of being red-flagged by the City of Norfolk. Borrower refuses to fund needed CapEx out-of-pocket. Lender will consider all available legal

	remedies to avoid waste at the Propert y and maximize value while preserving the collateral.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
16	30315918	MF	LA	01/22/24	6

8.5.2026: The borrower''s appraisals obtained in support of the proposed refinance with CFG Bank did not achieve the valuation threshold required by the lender, resulting in the termination of CFG Bank''s term sheet. The Special Servicer remains in active communication with the borrower and continues to be copied on all correspondence between the borrower and CFG Bank regarding the refinancing effort. The borrower is currently pursuing replacement appraisals and exploring alternative refinancing options. In response, the Special Servicer has implemented a dual-track resolution strategy. While continuing to monitor and support the borrower''s refinancing efforts, the Special Servicer is concurrently advancing preparations to position the collateral pool fo r a potential receiver-led sale. Further updates will be provided as developments occur.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4A1	30502459	0.00	4.80000%	0.00	4.80000%	8	08/01/23	02/03/23	08/15/23
10	30315915	22,500,000.00	4.80000%	22,500,000.00 4.80000%		8	06/30/20	05/06/20	07/02/20
16	30315918	0.00	5.59000%	0.00	5.59000%	8	05/12/22	05/12/22	06/02/22
24	30315921	9,597,561.79	5.20000%	9,597,561.79 5.20000%		8	08/26/20	06/01/20	09/11/20
Totals		32,097,561.79		32,097,561.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
28	30315923 01/16/26	7,960,950.30	3,900,000.00	7,080,267.13	1,105,068.19	7,080,267.13	5,975,198.94	1,985,751.36	0.00	0.00	1,985,751.36	22.24%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,960,950.30	3,900,000.00	7,080,267.13	1,105,068.19	7,080,267.13	5,975,198.94	1,985,751.36	0.00	0.00	1,985,751.36

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/26	688,532.56	0.00	0.00	0.00	0.00	688,532.56	0.00	0.00	688,532.56
28	30315923	01/16/26	0.00	0.00	1,985,751.36	0.00	0.00	1,985,751.36	0.00	(114.28)	1,985,637.08
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			688,532.56	0.00	1,985,751.36	0.00	0.00	2,674,283.92	0.00	(114.28)	2,674,169.64

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A1	0.00	0.00	1,076.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A23	0.00	0.00	430.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A4	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A7	0.00	0.00	6,458.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A1	0.00	0.00	6,104.33	0.00	0.00	0.00	0.00	0.00	2.07	0.00	0.00	0.00
2A2A	0.00	0.00	3,147.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	15.17	0.00	0.00	0.00
16	0.00	0.00	3,605.15	0.00	0.00	19,618.88	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,975.24	0.00	0.00	19,618.88	0.00	0.00	17.24	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		42,611.36

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "US Risk Retention Special Notices" tab for the UBS 2019-C16 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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